Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
Other Non-Current Assets
Other non-current assets are detailed below:

	December 31,	December 31,
	2024	2023
Equity securities	37	31
Public funding receivables	375	210
Taxes and other government receivables	26	22
French research tax credit receivable	231	246
Defined benefit plans	22	15
Prepayments and deposits to third parties	213	224
Derivative instruments	—	2
Other non-current assets	57	58
Total	961	808